                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2010

Check here if Amendment [ ]; Amendment Number: _________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Triple Frond Partners LLC
Address: 1000 Second Avenue, Suite 1200
         Seattle, WA  98104

Form 13F File Number:  28-13331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Charles F. Pollnow IV
Title: Manager of Triple Frond Partners LLC
Phone: 206-332-1215

Signature, Place, and Date of Signing:


/s/ Charles F. Pollnow IV                Seattle, WA            February 3, 2011
--------------------------------------   -------------------    ----------------
Charles F. Pollnow IV
Manager of Triple Frond Partners LLC

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager: None.

List of Other Included Managers:

No.   Form 13F File Number   Name
---   --------------------   ----
1         28-13332           Hawk Hill Capital Partners, LP

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
Form 13F Information Table Entry Total:            11
Form 13F Information Table Value Total:       244,290
                                          (thousands)

                           FORM 13F INFORMATION TABLE


                                                                                                       VOTING AUTHORITY
                              TITLE OF               VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                 CLASS      CUSIP     (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
--------------               ---------- ----------- -------- --------- --- ---- ---------- -------- --------- ------ ----
COCA COLA ENTERPRISES INC       COM     19122 T109   23,200    926,900  SH         SOLE       1       926,900
DIAGEO P L C                  SPON ADR   25243Q205   21,927    295,000  SH         SOLE       1       295,000
EMBOTELLADORA ANDINA S A     SPON ADR A 29081P 204    9,868    414,624  SH         SOLE       1       414,624
EMBOTELLADORA ANDINA S A     SPON ADR B 29081P 303    1,105     36,575  SH         SOLE       1        36,575
HCC INS HLDGS INC               COM     404132 102   23,591    815,180  SH         SOLE       1       815,180
LIFE TIME FITNESS INC           COM     53217R 207   26,294    641,477  SH         SOLE       1       641,477
MCGRATH RENTCORP                COM     580589 109   11,890    453,481  SH         SOLE       1       453,481
MEDTRONIC INC                   COM     585055 106   31,413    846,950  SH         SOLE       1       846,950
PROGRESSIVE CORP OHIO           COM     743315 103   31,792  1,600,000  SH         SOLE       1     1,600,000
TALECRIS BIOTHERAPEUTICS HLD    COM     874227 101   18,640    800,000  SH         SOLE       1       800,000
TIME WARNER CABLE INC           COM     88732J 207   44,570    675,000  SH         SOLE       1       675,000
                                                     -------
                                                     244,290
                                                     -------